Consolidated Statements of Changes in Equity - USD ($)		Common stock outstanding		Additional paid-in capital	Subscription receivables	Retained earnings (accumulated losses)	Other comprehensive income	Total
Balance at Dec. 31, 2022		$ 101		$ (101)		$ 419,094		$ 419,094
Balance (in Shares) at Dec. 31, 2022	[1]	157,812
Recapitalization				50,000	(50,000)
Profit\Loss and total comprehensive expenses for the year						925,563		925,563
Balance at Dec. 31, 2023		$ 101		49,899	(50,000)	1,344,657		1,344,657
Balance (in Shares) at Dec. 31, 2023	[1]	157,812
Issue of shares upon initial public offering		$ 899		357,157				358,056
Issue of shares upon initial public offering (in Shares)	[1]	1,404,688
Profit\Loss and total comprehensive expenses for the year						379,430		379,430
Balance at Dec. 31, 2024		$ 1,000		407,056	(50,000)	1,724,087		$ 2,082,143
Balance (in Shares) at Dec. 31, 2024		1,562,500	[1]					1,562,500	[2]
Issue of shares upon initial public offering		$ 66		4,424,255				$ 4,424,321
Issue of shares upon initial public offering (in Shares)	[1]	103,750
Profit\Loss and total comprehensive expenses for the year						(2,246,178)	5,194	(2,240,984)
Balance at Dec. 31, 2025		$ 1,066		$ 4,831,311	$ (50,000)	$ (522,091)	$ 5,194	$ 4,265,480
Balance (in Shares) at Dec. 31, 2025		1,666,250	[1]					1,666,250	[2]

[1]	On January 16, 2026, the board of directors of the Company approved amendments to the Company’s Second Amended and Restated Memorandum and Articles of Association. The amendments provide for: (i) a reverse share split of the Company’s ordinary shares at a ratio of 1-for-16; and (ii) a restatement of the Company’s authorized share capital to 1,250,000,000 shares of USD 0.00004 par value each to 78,125,000 shares of USD 0.00064 par value each. Following the Reverse Share Split, the number of issued and outstanding ordinary shares were reduced from 26,660,000 to 1,666,250. The current capital structure is retroactively reflected in prior periods as if it had existed at that time.
[2]	On January 16, 2026, the board of directors of the Company approved amendments to the Company’s Second Amended and Restated Memorandum and Articles of Association. The amendments provide for: (i) a reverse share split of the Company’s ordinary shares at a ratio of 1-for-16; and (ii) a restatement of the Company’s authorized share capital to 1,250,000,000 shares of USD 0.00004 par value each to 78,125,000 shares of USD 0.00064 par value each. Following the Reverse Share Split, the number of issued and outstanding ordinary shares were reduced from 26,660,000 to 1,666,250. The current capital structure is retroactively reflected in prior periods as if it had existed at that time.